Supplement dated September 16, 2010
to the Statement of Additional Information
for Principal Variable Contracts Funds, Inc.
dated May 1, 2010

(as supplemented on May 3, 2010, May 19, 2010, and June 16, 2010)

(Not all Accounts are offered in all variable annuity and variable life insurance contracts.)

This supplement updates information currently in the Statement of Additional Information. Retain this supplement with the Statement of Additional Information.

MANAGEMENT
On page 23, delete the third complete sentence of the sixth full paragraph and substitute: Mr. Damos served as President and Chief Executive Officer of Weitz Company from 2006-2010 and Vertical Growth
Officer from 2004-2006.

PORTFOLIO HOLDINGS DISCLOSURE
On page 90, insert the following below the Portfolio Holding Disclosure heading:
The Money Market Account publishes on the website www.principal.com, within five business days after the end of each month, certain information required to be made publicly available by SEC rule.

PORTFOLIO MANAGER DISCLOSURE
Effective September 15, 2010, on pages 112-114, in the section for Morgan Stanley Investment
Management, Inc., delete the information for Francine J. Bovich. Add the following information to the disclosure for Other Accounts Managed and Ownership of Securities:

This information is as of December 31, 2009.

Other Accounts Managed
	Total	Total	Number of	Total Assets
	Number	Assets in	Accounts that	of the
	of	the	base the	Accounts that
	Accounts	Accounts	Advisory Fee	base the
			on	Advisory Fee
			Performance	on
Performance
Mark Bavoso	N/A	N/A	N/A	N/A
Asset Allocation Account	N/A	N/A	N/A	N/A
Registered investment companies	16	$1.7	N/A	N/A
billion
Other pooled investment vehicles	1	$88.3	N/A	N/A
million
Other accounts	N/A	N/A	N/A	N/A

Ownership of Securities
Portfolio Manager	PVC Accounts Managed by Portfolio			Dollar Range of
	Manager (list each fund on its own line)			Securities Owned by
the Portfolio Manager
Mark Bavoso	Asset Allocation Account			None

On pages 119-120, in the section for Principal Real Estate Investors, LLC, add the following information to the disclosure for Other Accounts Managed and Ownership of Securities:

This information is as of 06/30/2010.
Other Accounts Managed
	Total	Total	Number of	Total Assets
	Number	Assets in	Accounts that	of the
	of	the	base the	Accounts that
	Accounts	Accounts	Advisory Fee	base the
			on	Advisory Fee
			Performance	on
Performance

Matt Richmond	N/A	N/A	N/A	N/A
Real Estate Securities Account	N/A	N/A	N/A	N/A
Registered investment companies	0	0	0	0
Other pooled investment vehicles	0	0	0	0
Other accounts	14	$327.2	0	0
million

Ownership of Securities

Portfolio Manager	Funds Managed by Portfolio Manager			Dollar Range of
	(list each fund on its own line)			Securities Owned by
the Portfolio Manager
Matt Richmond	Real Estate Securities Account			none

On page 120, delete the information in the Compensation section and substitute:

PrinREI offers investment professionals a competitive compensation structure that is evaluated annually relative to other global asset management firms. The objectives are to align individual and team contributions with client performance objectives in a manner that is consistent with industry standards and business results.

Compensation for equity investment professionals at all levels is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The incentive component is well aligned with client goals and objectives, with the largest determinant being investment performance relative to appropriate client benchmarks. Relative performance metrics are measured over rolling one-year, three-year and five-year periods. Investment performance generally comprises 60% of total variable compensation. The remaining portion of incentive compensation is discretionary, based on a combination of team results and individual contributions. The structure is uniformly applied among all investment professionals, including portfolio managers, research analysts, traders and team leaders.

Among senior team members a portion of variable earnings are structured as deferred compensation, subject to three year vesting. Deferred compensation takes the form of a combination of direct investment in equity funds managed by the team as well as PFG restricted stock.

The benefits of this structure are three fold. First, the emphasis on investment performance as the largest driver of variable compensation provides strong alignment of interests with client objectives. Second, the discretionary element allows flexibility to reward individual and team contributions at times when our investment strategies may be temporarily out of favor. Third, the overall measurement framework and the deferred component for senior staff is well aligned with our desired focus on clients' objectives (e.g. co-
investment), longer term results, collaboration and team development.